UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-06400
The Advisors’ Inner Circle Fund
(Exact name of Registrant as specified in charter)

101 Federal Street
Boston, MA 02110
(Address of principal executive offices) (Zip code)
SEI Corporation
One Freedom Valley Drive
Oaks, PA 19456
(Name and address of agent for service)
Registrant’s telephone number, including area code: (877) 446-3863
Date of fiscal year end: October 31, 2011
Date of reporting period: April 30, 2011

Item 1. Reports to Stockholders.
The Advisors’ Inner Circle Fund

Acadian Emerging Markets Portfolio
Acadian Emerging Markets Debt Fund

Semi-Annual Report	April 30, 2011
Investment Adviser:
Acadian Asset Management LLC

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN FUNDS
APRIL 30, 2011
TABLE OF CONTENTS

Shareholder Letters
Emerging Markets Portfolio	1
Emerging Markets Debt Fund	3
Schedules of Investments
Emerging Markets Portfolio	6
Emerging Markets Debt Fund	21
Statements of Assets and Liabilities	29
Statements of Operations	30
Statements of Changes in Net Assets
Emerging Markets Portfolio	31
Emerging Markets Debt Fund	32
Financial Highlights
Emerging Markets Portfolio	33
Emerging Markets Debt Fund	34
Notes to Financial Statements	35
Disclosure of Fund Expenses	46
Approval of Investment Advisory Agreement	48
The Funds file their complete schedules of investments of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Funds’ Forms N-Q are available on the SEC’s web site at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how a portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-AAM-6161; and (ii) on the SEC’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN FUNDS
APRIL 30, 2011
Dear Shareholder:
We are pleased to present the semi-annual report for the Acadian Emerging Markets Portfolio. This commentary covers the six months from November 1, 2010 to April 30, 2011, focusing on the portfolio’s performance and some of the conditions and decisions that impacted returns.
Portfolio Performance Review
For the six months ended April 30, 2011, the Acadian Emerging Markets Portfolio returned 11.18%, versus 10.19% for the S&P/IFC Investable Index, a widely followed emerging markets benchmark.
Market Review
In the beginning of the six-month period, emerging market equities continued to recover from earlier 2010 losses, as prospects for economic growth spurred investor demand. As investor confidence rose, there was a move away from core “safe haven” assets into higher-returning areas like the emerging markets, particularly those with commodity-driven economies that appeared to offer leverage on economic growth. Early 2011 was a more volatile period for the emerging asset class, as good economic news contended with natural disasters, political unrest, rising energy prices and accelerating inflation. These shook emerging markets temporarily, though there was recovery in the asset class in late March and April. Several Asian markets in particular rose sharply, based on the expectation that some Japanese business activity would move to nearby countries during the post-earthquake rebuilding period. Meanwhile, the overall emerging asset class was boosted by investor optimism that economic vigor will be sustained, despite the growth-dampening policies being pursued by many countries to fight inflation.
Portfolio Structure
The portfolio was invested in a broad range of emerging markets over the period. The investment process considered both bottom-up company attractiveness and top-down country ratings, combined with benchmark-relative risk controls, to determine individual stock positions. Overall, the focus of the process is approximately half on stock and half on country selection.
The portfolio was attractively valued relative to the IFC benchmark. Significant country positions included overweightings in Thailand, Korea, Taiwan, Poland, Turkey and India. The portfolio was underweighted relative to the benchmark in Brazil, China, Russia and South Africa.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN FUNDS
APRIL 30, 2011
Portfolio Performance
The portfolio had a return in excess of the benchmark over the period. A market overweighting in Korea, combined with successful stock selection focused on consumer, industrial and materials stocks, was a major source of outperformance. There was also successful stock selection in Poland, Brazil, Mexico, Turkey and Russia. Underweighting China also proved to be a good strategy over the period. Looking at less successful investments, the portfolio lost some value from its stock selection in India, China, Taiwan and Thailand. Stock selection was most challenged in the financials and information technology sectors. From a country perspective, the portfolio lost some value from its overweightings in India and Turkey and its underweighting in Russia. Overall, however, it was a solid six months for the portfolio in both absolute and relative terms.
We continue to view the asset class positively and believe it forms an essential part of global portfolio diversification. Please let us know if we can provide any additional information.
Sincerely,

Brian K. Wolahan
Senior Vice President
This represents the manager’s assessment of the Portfolio and market environment at a specific point in time and should not be relied upon by the reader as research or investment advice.
The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares when redeemed may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, please call 1-866-AAM-6161 or visit our website at www.acadian-asset.com.
The IFC Investable Index is designed to measure the type of returns foreign portfolio investors might receive from investing in emerging market stocks that are legally and practically available to them. Constituents for the IFC Investable Index series are drawn from the IFCG stock universe based on size, liquidity, and their legal and practical availability to foreign institutional investors. As with IFCG indices, Standard & Poor’s calculates a coefficient, called the Investable Weight Factor (IWF), to adjust market capitalization for cross, government and strategic holdings. In addition, the IWF is used to account for any foreign investment restrictions either at the national level or by the individual company’s corporate statute. Some markets included in the IFCG Index are not included in the IFC Investable Index due to limits on foreign investment or a lack of stocks that meet the more stringent IFC Investable size and liquidity screens. The IFC Investable Index currently includes 22 markets.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN FUNDS
APRIL 30, 2011
Dear Shareholder:
We are pleased to present the semi-annual report for the Acadian Emerging Markets Debt Fund. This commentary covers the period from inception (December 17, 2010) to April 30, 2011, focusing on the fund’s performance and some of the conditions and decisions that impacted returns.
Fund Performance Review
For the period since inception through April 30, 2011, the Acadian Emerging Markets Debt Fund returned 11.30%, versus 9.83% for the JPMorgan GBI-EM Global Diversified Index, a standard emerging market debt benchmark that reflects the universe of investable local currency bonds with individual country exposures capped at 10% each.
Review and Outlook
World equity markets were particularly volatile during the period. Generally positive economic news in the U.S. and Europe was tempered by concerns about overheating in China, continued sovereign debt risk, a flare-up of civil unrest in the Middle East/North Africa region, and the natural disaster and nuclear crisis in Japan. Government bonds reflected this volatility, with yields fluctuating intra-period but ending decidedly higher in major markets. Credit spreads, including high yield and emerging market bonds, continued to move down over the period. The U.S. dollar weakened against both major developed and most emerging market currencies.
Fund Structure
The initial investments in the fund in the second half of December sought to reflect the team’s preference for below-average duration in local currency bond markets overall. Initially, the largest underweights were in Indonesia, Thailand, Poland and Malaysia, with smaller underweights in Colombia, Russia, South Africa, Peru and Turkey. In addition, duration positions in Brazil and Mexico were partially substituted with local market inflation-linked bonds.
During the period, as decelerating food inflation pressures came into view, the fund moved to reduce the overall duration underweight. This was done by adding positions back toward neutral in inflation-sensitive markets, including Indonesia, Thailand, Hungary and Russia. In two markets, Peru and South Africa, duration was raised to overweight to take advantage of sharply higher yields. An existing overweight duration position in the Philippines was further increased, and the fund sold inflation-linked bonds in Uruguay. Still, the strategy maintained a small overall underweight duration position, concentrated in select markets where pressures toward higher rates remained in place: Malaysia, Turkey, Colombia, Brazil and Poland.
The overall environment of rising rates and underweight positioning increased the relative value of frontier and high yield hard currency bonds, allowing for greater allocation to out-of-index investments. As such, holdings of frontier bonds increased substantially over the

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN FUNDS
APRIL 30, 2011
period. Specifically, the fund increased exposure to local currency investments in Egypt and added new positions in Serbia and Ghana local bonds. The fund also added new hard currency bond positions in Angola, Belize, Bosnia and Ivory Coast. Investments in Argentina were gradually rotated out of local currency bonds and into dollar-denominated bonds.
Currency positioning stayed overweight throughout the period, increasing from December to March and then reducing slightly in April. Currency positioning was added mostly in countries where exposure was low or neutral, including Brazil, Hungary and Turkey.
Fund Performance
The fund had a return in excess of the benchmark over the period. Gains from bond positions were enhanced by value added from currency holdings. With respect to bonds, the fund saw notable gains from holdings of short-duration dollar bonds in Venezuela. Bonds in Ivory Coast, Uruguay, Dominican Republic, Nigeria, Ghana, Argentina and Indonesia also boosted returns. These gains were partially offset by losses in Brazil, Turkey, Philippines and Malaysia.
On the currency side, holdings of the Mexican peso, Turkish lira, Czech koruna, Hungarian forint, Brazilian real, Indonesian rupiah, Uruguayan peso and Serbian dinar topped returns. Partially offsetting these positives were losses from the fund’s holdings of Argentine peso and Peruvian sol. Overall, however, it was a solid period for the fund in both absolute and relative terms.
Please let us know if we can provide any additional information.
Sincerely,

John L. Peta
Senior Vice President
This represents the manager’s assessment of the Fund and market environment at a specific point in time and should not be relied upon by the reader as research or investment advice.
The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares when redeemed may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, please call 1-866-AAM-6161 or visit our website at www.acadian-asset.com.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN FUNDS
APRIL 30, 2011
The JPMorgan GBI-EM Global Diversified Index tracks local currency bonds issued by emerging market governments. It limits the weights of those index countries with larger debt stocks by only including a specified portion of these countries eligible current face amounts of debt outstanding. Index performance returns do not reflect any management fees, transaction costs or expenses. Indexes are unmanaged and investors cannot invest directly in an index.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2011 (Unaudited)
SECTOR WEIGHTINGS†

†	Percentages are based on total investments.
SCHEDULE OF INVESTMENTS
COMMON STOCK — 94.6%

	Shares	Value
ARGENTINA — 0.4%
Petrobras Argentina ADR	73,025	$1,665,700
Telecom Argentina ADR	113,725	2,595,205

		4,260,905

BRAZIL — 10.5%
Banco do Brasil	581,800	10,689,142
Brasil Telecom ADR	25,785	727,137
Cia de Saneamento Basico do Estado de Sao Paulo	257,721	7,507,169
Cia de Saneamento Basico do Estado de Sao Paulo ADR	127,212	7,444,446
Cia de Saneamento de Minas Gerais-COPASA	19,300	343,302
Embratel Participacoes	794	4
Light	116,400	1,962,446
Obrascon Huarte Lain Brasil	29,100	1,236,889
Petroleo Brasileiro ADR	1,028,981	38,411,861
Seara Alimentos (A)*	911	3
Telegraph Norte Leste Participacoes ADR	30,644	522,480
Tim Participacoes*	1	5
Tim Participacoes ADR*	66,248	3,125,581
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2011 (Unaudited)
COMMON STOCK — continued

	Shares	Value
BRAZIL — (continued)
Vale ADR	746,534	$24,934,236
Vivo Participacoes ADR	373,685	15,623,770

		112,528,471

CHILE — 1.1%
Banco Santander Chile ADR	32,282	2,956,708
Enersis ADR	387,302	8,272,771

		11,229,479

CHINA — 6.6%
Bank of China	4,936,000	2,726,720
Changyou.com ADR*	15,141	686,190
China Citic Bank	1,783,000	1,276,540
China Communications Construction	1,086,000	1,002,668
China Petroleum & Chemical	15,368,000	15,475,059
China Railway Construction	544,000	480,542
China Sports International*	670,000	46,531
China Telecom	21,338,000	12,309,486
Dongfeng Motor Group	5,376,000	8,390,157
Great Wall Motor	286,250	513,090
Harbin Power Equipment	794,000	765,792
Industrial & Commercial Bank of China	5,705,000	4,826,466
Jiangling Motors	67,800	206,039
Luthai Textile	611,200	585,551
PetroChina	9,032,000	12,979,451
PICC Property & Casualty*	1,140,000	1,465,020
Qingling Motors	918,000	326,257
Shanda Games ADR*	67,008	502,560
Shanghai Chlor-Alkali Chemical*	384,700	233,128
Shanghai Friendship Group	327,270	665,013
Shanghai Mechanical and Electrical Industry	450,700	542,192
Sohu.com*	27,167	2,873,182
Tsann Kuen China Enterprise*	501,700	115,639
Weiqiao Textile	1,169,500	1,054,160

		70,047,433

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2011 (Unaudited)
COMMON STOCK — continued

	Shares	Value
CZECH REPUBLIC — 0.5%
Komercni Banka	17,629	$4,655,146
Pegas Nonwovens	5,000	138,318

		4,793,464

EGYPT — 0.3%
Alexandria Mineral Oils	24,485	237,139
Commercial International Bank Egypt SAE	223,642	1,035,703
Ezz Steel*	408,960	552,922
Sidi Kerir Petrochemcials	64,030	142,983
Talaat Moustafa Group*	508,978	309,703
Telecom Egypt	282,406	775,172

		3,053,622

HONG KONG — 2.9%
Chaoda Modern Agriculture Holdings	374,000	232,609
China Minsheng Banking	2,678,000	2,569,065
China Mobile	2,347,500	21,583,010
CNOOC	2,123,000	5,237,858
Guangdong Investment	370,000	191,530
TPV Technology	1,172,000	673,086

		30,487,158

INDIA — 10.3%
Aditya Birla Nuvo	22,174	434,709
Allahabad Bank	475,087	2,202,539
Andhra Bank	757,502	2,379,179
Apollo Tyres	2,011,899	3,156,099
Arvind*	566,779	942,923
Ashok Leyland	181,428	217,353
Balrampur Chini Mills*	318,154	535,051
Bank of Baroda	530,557	10,936,142
Bank of India	229,894	2,375,329
Binani Industries	36,921	163,490
Canara Bank	630,195	9,000,649
Central Bank of India	508,543	1,547,814
Dena Bank	727,830	1,715,106
Grasim Industries	26,793	1,485,273
Gujarat State Fertilisers & Chemicals	51,767	436,872
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2011 (Unaudited)
COMMON STOCK — continued

	Shares	Value
INDIA — (continued)
Hindalco Industries	787,662	$3,846,618
Hindustan Petroleum	310,564	2,616,347
IDBI Bank	1,256,380	4,073,863
Indian Bank	396,690	2,161,889
Indian Overseas Bank	649,387	2,239,240
Jammu & Kashmir Bank	9,254	168,869
JBF Industries	382,930	1,557,168
MRF	1,146	184,523
NIIT Technologies	156,447	665,536
Oil & Natural Gas	1,323,828	9,210,540
Orchid Chemicals & Pharmaceuticals	52,620	359,919
Oriental Bank of Commerce	431,475	3,370,167
Patni Computer Systems	57,852	556,551
PSL	44,217	82,107
Punjab National Bank	447,395	11,984,806
Raymond	36,543	291,171
Sasken Communications Technologies	470,374	1,702,235
SRF	177,925	1,343,889
State Bank of India	96,573	6,122,257
Syndicate Bank	416,896	1,101,137
Tata Chemicals	94,441	803,624
Tata Motors	355,194	9,930,418
Tata Steel	138,782	1,933,976
Uflex	144,372	660,508
Union Bank of India	378,329	2,730,571
Vijaya Bank	1,654,439	3,105,813
Welspun	31,213	135,146

		110,467,416

INDONESIA — 0.7%
Bank Negara Indonesia Persero	4,991,500	2,360,805
Charoen Pokphand Indonesia	3,965,000	893,665
Citra Marga Nusaphala Persada	1,357,000	179,074
Gajah Tunggal	5,603,000	1,521,310
Indofood Sukses Makmur	3,497,500	2,266,860
Telekomunikasi Indonesia ADR	11,567	418,031

		7,639,745

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2011 (Unaudited)
COMMON STOCK — continued

	Shares	Value
ISRAEL — 0.0%
IDB Holding	4,799	$147,655

MALAYSIA — 1.4%
Axiata Group*	1,921,200	3,179,291
Boustead Heavy Industries	76,000	114,218
Digi.Com	48,400	475,337
DRB-Hicom	466,100	347,883
Genting	113,800	445,822
KUB Malaysia	603,700	160,049
Kulim Malaysia	416,400	450,010
Land & General*	3,276,100	514,484
Malayan Banking	645,700	1,908,097
Malaysia Building Society	469,900	404,676
Proton Holdings	803,100	935,729
RHB Capital	172,900	517,357
Telekom Malaysia	4,284,700	5,773,709

		15,226,662

MEXICO — 3.4%
Alfa, Ser A	408,200	6,114,559
America Movil, Ser L	1,666,200	4,774,552
Bio Pappel*	169,500	162,001
Coca-Cola Femsa	25,000	199,536
Coca-Cola Femsa ADR	60,389	4,817,231
Gruma*	79,800	159,888
Grupo Aeroportuario del Pacifico ADR	39,055	1,628,984
Grupo Aeroportuario del Pacifico, Cl B	307,051	1,276,845
Grupo Modelo	34,000	212,640
Telefonos de Mexico ADR	765,763	14,335,083
Telefonos de Mexico, Ser L	3,090,400	2,899,969

		36,581,288

PAKISTAN — 0.3%
Attock Refinery*	733,900	1,102,020
Bank Alfalah*	904,800	107,849
Bank of Punjab*	1,350,437	79,926
DG Khan Cement*	1,948,800	552,985
National Bank of Pakistan	298,594	186,634
National Refinery	82,197	337,819
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2011 (Unaudited)
COMMON STOCK — continued

	Shares	Value
PAKISTAN — (continued)
Nishat Mills	763,000	$567,495
Pakistan Telecommunication	3,784,181	752,366

		3,687,094

PHILIPPINES — 0.2%
DMCI Holdings	428,100	440,809
JG Summit Holdings	376,500	222,661
Lopez Holdings*	1,258,900	188,335
Philippine National Bank*	401,780	601,073
Universal Robina	392,100	341,873

		1,794,751

POLAND — 3.3%
Grupa Lotos*	59,319	1,063,088
KGHM Polska Miedz	194,467	14,326,445
Polski Koncern Naftowy Orlen*	792,877	16,539,456
Polskie Gornictwo Naftowe i Gazownictwo	191,568	281,101
Tauron Polska Energia*	1,474,607	3,448,723

		35,658,813

RUSSIA — 4.6%
LUKOIL ADR	278,155	19,248,326
OAO Gazprom ADR	1,350,850	22,788,840
Surgutneftegas ADR	710,429	7,580,277

		49,617,443

SINGAPORE — 0.9%
China Yuchai International*	49,737	1,647,289
Yangzijiang Shipbuilding Holdings	5,474,000	8,095,384

		9,742,673

SOUTH AFRICA — 4.2%
Aveng	415,632	2,207,898
DataTec	54,703	304,591
Gold Fields ADR	672,893	12,004,411
Imperial Holdings	314,720	5,657,020
Investec	129,991	1,051,540
Kumba Iron Ore	15,199	1,111,457
Liberty Holdings	51,473	563,802
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2011 (Unaudited)
COMMON STOCK — continued

	Shares	Value
SOUTH AFRICA — (continued)
Mittal Steel South Africa	172,822	$2,364,251
Mr Price Group	41,501	424,860
MTN Group	383,261	8,523,853
Sappi	278,280	1,517,691
Telkom	670,419	3,906,573
Wilson Bayly Holmes-Ovcon	23,892	414,931
Woolworths Holdings	989,854	4,516,335

		44,569,213

SOUTH KOREA — 20.9%
AtlasBX	262,941	7,841,452
CJ	79,382	6,005,679
CJ CheilJedang	2,503	582,393
CJ E&M*	26,799	1,122,898
Daeduck GDS	24,730	210,020
Daesang	540	4,500
Daou Data	44,716	150,728
Dongkuk Steel Mill	23,410	933,770
Dongwoo*	33,525	172,961
Ecoplastic	228,571	679,507
Global & Yuasa Battery	15,790	673,441
GS Home Shopping	5,846	841,868
Halim*	18,328	67,614
Halla Engineering & Construction	10,470	222,046
Hana Financial Group	292,050	12,414,860
Hanil E-Wha	199,070	2,451,096
Hankook Tire	49,190	1,978,193
Hansol Paper	41,820	322,656
Hanwha	247,820	11,416,427
Hanwha Chemical	167,257	7,470,186
Harim*	24,296	—
Hite Holdings	14,760	219,742
Honam Petrochemical	31,697	11,218,601
Husteel	22,760	436,872
Hyundai DSF	11,420	126,176
Hyundai Motor	98,701	22,780,708
In the F*	76,100	65,198
Inzi Controls	5,490	26,936
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2011 (Unaudited)
COMMON STOCK — continued

	Shares	Value
SOUTH KOREA — (continued)
IS Dongseo	14,540	$356,693
IsuPetasys	56,210	278,945
Jeongmoon Information	107,289	261,693
Kia Motors	246,037	17,715,586
Kolon	25,730	691,434
Kolon Industries*	26,129	2,126,039
KP Chemical	206,320	5,100,045
Kyeryong Construction Industrial	18,032	238,063
LG	193,259	17,823,981
LG Display	235,160	8,477,209
LG Electronics	145,067	13,990,544
Nong Shim	990	231,278
Pacific	1,322	261,182
Samsung Electronics	52,045	43,517,027
SK Chemicals	3,120	220,854
SK Holdings	68,576	12,328,270
Sungwoo Hitech	1,136	23,028
Taekwang Industrial	160	227,266
TS	11,184	460,764
Woori Finance Holdings	546,230	7,467,189
Youngone	66,548	700,997
Youngone Holdings	21,582	740,619

		223,675,234

TAIWAN — 14.6%
Altek	352,987	488,789
Ardentec	198,000	188,193
Asustek Computer	456,800	4,110,722
AU Optronics	13,395,000	10,722,541
Cheng Loong	2,167,000	1,069,517
Chien Shing Stainless Steel*	656,000	158,337
China Life Insurance	6,165,614	7,193,575
China Manmade Fibers*	2,416,000	1,124,995
China Metal Products	349,249	366,669
China Motor	1,870,000	1,767,597
China Petrochemical Development*	583,000	724,937
Chin-Poon Industrial	568,000	470,527
Chun Yuan Steel	589,000	321,515
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2011 (Unaudited)
COMMON STOCK — continued

	Shares	Value
TAIWAN — (continued)
Chung Hung Steel	484,263	$287,990
CMC Magnetics*	1,006,000	244,219
Compal Electronics	7,430,169	8,409,801
Coretronic	2,429,000	3,710,855
CSBC Taiwan	420,000	410,917
Elite Material	213,000	219,166
Elitegroup Computer Systems	1,377,000	477,891
Evergreen Marine Taiwan	1,562,000	1,443,774
Farglory Land Development	406,000	924,723
Feng TAY Enterprise	99,640	109,302
Formosa Chemicals & Fibre	478,000	1,925,671
Formosa Taffeta	387,000	418,451
FSP Technology	215,211	237,205
Fubon Financial Holding	11,586,460	16,973,538
Gigabyte Technology	171,000	177,442
GigaMedia*	205,257	320,201
Gintech Energy	1,024,000	2,910,918
GMI Technology	171,074	87,715
Grand Pacific Petrochemical	1,232,000	840,098
Hai Kwang Enterprise	303,571	183,710
Hannstar Board	490,592	296,032
Ho Tung Chemical*	69,440	48,683
Inventec	3,711,820	1,993,792
Inventec Appliances	1,647,900	1,327,746
Jean*	482,000	210,991
Kenda Rubber Industrial	435,610	522,671
King Yuan Electronics	2,127,000	1,194,444
Leader Electronics	188,673	108,255
Lingsen Precision Industries	935,000	781,069
LITE-ON IT	1,739,653	1,884,068
Lite-On Technology	6,320,929	7,992,106
Long Bon International	365,000	143,224
Macronix International	8,386,351	5,499,247
Mega Financial Holding	2,948,000	2,570,631
Mercuries & Associates	174,300	141,653
New Asia Construction & Development*	584,000	248,511
Nien Hsing Textile	393,448	329,360
Pegatron*	1,750,343	1,843,752
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2011 (Unaudited)
COMMON STOCK — continued

	Shares	Value
TAIWAN — (continued)
Phihong Technology	164,000	$316,903
Pou Chen	7,282,270	6,858,085
Powerchip Technology*	10,993,000	2,361,942
P-Two Industries	49,000	59,306
Quanta Storage	218,000	227,353
Radiant Opto-Electronics	1,413,570	4,269,800
Sanyang Industry	978,000	562,853
Shin Kong Financial Holding*	4,554,000	1,993,467
Sigurd Microelectronics	300,000	282,525
Sinon	291,420	141,288
SinoPac Financial Holdings	1,538,000	729,571
STATS ChipPAC Taiwan Semiconductor	294,000	191,761
Taishin Financial Holding	4,733,297	2,781,864
Taiwan Business Bank*	1,531,400	622,282
Taiwan Life Insurance	424,936	426,863
Taiwan Pulp & Paper*	599,000	360,403
Taiwan Union Technology	9,000	4,944
Teco Electric and Machinery	3,114,000	2,199,459
Ton Yi Industrial	265,000	159,906
Tsann Kuen Enterprise	426,139	939,379
TYC Brother Industrial	172,216	103,017
United Microelectronics	25,149,000	13,026,252
USI	3,515,880	4,684,570
Vanguard International Semiconductor	803,000	411,723
Ve Wong	133,044	107,892
Walsin Technology	1,171,000	714,771
Wan Hai Lines	231,000	176,453
Wellypower Optronics	174,000	200,886
Winbond Electronics*	10,699,000	3,369,793
Wistron	3,247,897	5,834,206
Yageo	3,818,000	2,064,144
Yang Ming Marine Transport	4,547,000	3,845,997
Zig Sheng Industrial*	405,000	269,105

		156,456,499

THAILAND — 3.2%
Advanced Info Service	153,900	476,750
Bangchak Petroleum	943,200	679,129
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2011 (Unaudited)
COMMON STOCK — continued

	Shares	Value
THAILAND — (continued)
Bangkok Bank	946,500	$5,388,647
Bangkok Bank NVDR	62,400	355,258
Bank of Ayudhya	633,100	609,565
Electricity Generating	419,200	1,330,181
Esso Thailand	559,400	202,328
Kiatnakin Bank	715,800	791,072
Krung Thai Bank	7,009,700	4,601,143
Krung Thai Bank NVDR	972,300	638,214
Lanna Resources	234,800	208,379
Property Perfect	4,056,200	673,769
PTT	350,400	4,400,536
PTT Exploration & Production	67,200	416,343
STP & I	298,714	270,103
Thai Airways International	2,800,200	3,586,994
Thai Airways International NVDR	832,400	1,066,286
Thai Oil	212,200	600,499
Thanachart Capital	3,543,000	3,618,939
Total Access Communication	978,500	1,654,864
TPI Polene	5,195,500	2,192,341

		33,761,340

TURKEY — 4.3%
Arcelik	1,600,097	9,092,297
Aselsan Elektronik Sanayi Ve Ticaret	142,890	843,902
Aygaz	305,497	2,270,382
Eczacibasi Yatirim Holding Ortakligi	401,954	1,855,782
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret	1,889	3,230
Eregli Demir ve Celik Fabrikalari	1,568,979	4,777,621
Ford Otomotiv Sanayi	23,081	234,529
Haci Omer Sabanci Holding	1,531,185	8,197,202
Ipek Matbacilik Sanayi Ve Ticaret*	178,231	538,034
Is Yatirim Menkul Degerler	138,502	227,724
Koza Anadolu Metal Madencilik Isletmeleri*	608,259	2,168,210
Menderes Tekstil Sanayi ve Ticaret*	305,732	213,138
Pinar Entegre Et ve Un Sanayi	43,360	234,980
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2011 (Unaudited)
COMMON STOCK — continued

	Shares/Number
	of Rights	Value
TURKEY — (continued)
Trakya Cam Sanayi	97,381	$238,249
Turk Sise ve Cam Fabrikalari*	3,959,434	9,739,088
Turk Traktor ve Ziraat Makineleri	43,038	993,511
Turkiye Petrol Rafinerileri	120,140	3,903,266
Vestel Elektronik Sanayi ve Ticaret*	167,025	298,789

		45,829,934

TOTAL COMMON STOCK (Cost $760,710,713)		1,011,256,292

PREFERRED STOCK — 4.2%

BRAZIL — 4.2%
Brasil Telecom	162,101	1,498,378
Centrais Eletricas Brasileiras	636,500	11,657,702
Centrais Eletricas de Santa Catarina, Ser B	24,974	671,425
Cia de Bebidas das Americas ADR	619,367	20,178,977
Cia de Gas de Sao Paulo	8,600	243,293
Cia Brasileira de Distribuicao Grupo Pao de Acucar	1	44
Cia Energetica do Ceara	8,800	190,769
Cia Paranaense de Energia, Ser B	85,300	2,313,891
Confab Industrial	18,713	51,868
Eletropaulo Metropolitana Eletricidade de Sao Paulo	288,661	7,044,943
Embratel Participacoes	60	—
Lojas Americanas	3	27
San Carlos Empreendimentos e Participacoes* (A)	455	—
Telecomunicacoes de Sao Paulo	25,000	665,925
Tractebel Energia, Ser B* (A)	1	—
Universo Online	37,350	417,902

TOTAL PREFERRED STOCK (Cost $36,135,971)		44,935,144

RIGHTS* — 0.0%

TAIWAN — 0.0%
China Life Insurance, Expires 05/12/11 (Cost $0)	811,924	239,301

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2011 (Unaudited)
SHORT-TERM INVESTMENT — 0.7%

	Shares	Value
Union Bank N.A. Diversified Money Market Fund,
Fiduciary Shares, 0.020% (B) (Cost $7,755,590)	7,755,590	7,755,590

TOTAL INVESTMENTS— 99.5% (Cost $804,602,274)		$1,064,186,327

Percentages are based on Net Assets of $1,069,731,155.

*	Non-income producing security.

(A)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of April 30, 2011 was $3 and represented 0.0% of net assets.

(B)	Rate shown is the 7-day effective yield as of April 30, 2011.

ADR — American Depositary Receipt

Cl — Class

NVDR — Non-Voting Depositary Receipt

Ser — Series
Amounts designated as “—” are either $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2011 (Unaudited)
The summary of inputs used to value the Portfolio’s investments at fair value as of April 30, 2011 was as follows:

Investments
in Securities	Level 1	Level 2	Level 3	Total
Common Stock
ARGENTINA	$4,260,905	$—	$—	$4,260,905
BRAZIL	112,528,468	—	3	112,528,471
CHILE	11,229,479	—	—	11,229,479
CHINA	70,047,433	—	—	70,047,433
CZECH REPUBLIC	4,793,464	—	—	4,793,464
EGYPT	—	3,053,622	—	3,053,622
HONG KONG	30,487,158	—	—	30,487,158
INDIA	110,467,416	—	—	110,467,416
INDONESIA	7,639,745	—	—	7,639,745
ISRAEL	—	147,655	—	147,655
MALAYSIA	15,226,662	—	—	15,226,662
MEXICO	36,581,288	—	—	36,581,288
PAKISTAN	3,687,094	—	—	3,687,094
PHILIPPINES	1,794,751	—	—	1,794,751
POLAND	35,658,813	—	—	35,658,813
RUSSIA	49,617,443	—	—	49,617,443
SINGAPORE	9,742,673	—	—	9,742,673
SOUTH AFRICA	44,569,213	—	—	44,569,213
SOUTH KOREA	223,675,234	—	—	223,675,234
TAIWAN	156,456,499	—	—	156,456,499
THAILAND	33,761,340	—	—	33,761,340
TURKEY	45,829,934	—	—	45,829,934

Total Common Stock	1,008,055,012	3,201,277	3	1,011,256,292

Preferred Stock	44,935,144	—	—	44,935,144
Rights	—	239,301	—	239,301
Short-Term Investment	7,755,590	—	—	7,755,590

Total Investments in Securities	$1,060,745,746	$3,440,578	$3	$1,064,186,327

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2011 (Unaudited)
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in
Common Stock
Beginning balance as of November 1, 2010	$923,772
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	—
Net purchases/sales	—
Net transfer in and/or out of Level 3	(923,769)

Ending balance as of April 30, 2011	$3

Of the Level 1 investments presented above, equity investments amounting to $34,279,701 were considered Level 2 investments at the beginning of the period. The primary reason for changes in the classification between Levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The Portfolio’s foreign equity securities may often be valued at an adjusted fair value amount.
For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS DEBT FUND
APRIL 30, 2011 (Unaudited)
SECTOR WEIGHTINGS†

†	Percentages are based on total investments.
SCHEDULE OF INVESTMENTS
GLOBAL BONDS — 86.2%

	Face Amount
	(000)(1)		Value
ARGENTINA — 4.8%
Argentina Bonos
7.000%, 10/03/15		200	$190,860
3.470%, 09/10/15 (A)	ARS	370	103,785
Argentine Republic Government International Bond
3.117%, 12/15/35 (B)		1,320	226,380
Provincia de Neuquen Argentina
7.975%, 04/26/21 (C)		150	151,125

			672,150

BELIZE — 1.3%
Belize Government International Bond
6.000%, 02/20/29 (D)		219	183,624

BOSNIA AND HERZEGOVINA — 1.2%
Bosnia & Herzegovina Government International Bond
2.063%, 12/11/21 (A)	DEM	312	169,921

BRAZIL — 6.8%
Brazil Letras do Tesouro Nacional
12.697%, 07/01/12 (E)	BRL	328	181,141
Brazil Notas do Tesouro Nacional Series B
6.000%, 05/15/13	BRL	276	353,224
Brazil Notas do Tesouro Nacional Series F
10.000%, 01/01/17	BRL	225	128,440
10.000%, 01/01/21	BRL	195	106,874
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS DEBT FUND
APRIL 30, 2011 (Unaudited)
GLOBAL BONDS — continued

	Face Amount
	(000)(1)		Value
BRAZIL — (continued)
Brazilian Government International Bond
12.500%, 01/05/16	BRL	250	$184,838

			954,517

CHILE — 0.8%
Chile Government International Bond
5.500%, 08/05/20	CLP	50,000	107,677

COLOMBIA — 1.5%
Republic of Colombia
9.850%, 06/28/27	COP	307,000	217,680

CONGO — 1.3%
Republic of Congo
3.000%, 06/30/13 (D)		290	179,645

DOMINICAN REPUBLIC — 2.9%
Dominican Republic International Bond
14.000%, 02/10/12 (C)	DOP	15,000	405,478

EGYPT — 0.6%
Egypt Government International Bond
8.750%, 07/18/12 (C)	EGP	550	86,964

GERMANY — 4.1%
Deutsche Bank MTN
6.254%, 06/21/16 (A)	EUR	275	386,911
Kreditanstalt fuer Wiederaufbau MTN
7.125%, 11/15/12	EGP	1,200	191,677

			578,588

GHANA — 2.4%
Ghana Government Bond
13.450%, 02/17/14	GHS	500	341,719

HUNGARY — 4.9%
Hungary Government Bond
8.000%, 02/12/15	HUF	63,210	370,248
6.500%, 06/24/19	HUF	15,090	81,974
6.000%, 11/24/23	HUF	47,160	240,497

			692,719

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS DEBT FUND
APRIL 30, 2011 (Unaudited)
GLOBAL BONDS — continued

	Face Amount
	(000)(1)		Value
INDONESIA — 6.2%
Indonesia Treasury Bond
10.500%, 08/15/30	IDR	4,231,000	$560,312
10.000%, 02/15/28	IDR	2,403,000	312,325

			872,637

IVORY COAST — 1.0%
Ivory Coast Government International Bond
2.500%, 12/31/32 (C) (F)		250	137,500

MALAYSIA — 1.7%
Malaysia Government Bond
4.498%, 04/15/30	MYR	255	85,425
4.378%, 11/29/19	MYR	455	158,242

			243,667

MEXICO — 5.8%
Mexican Bonos
8.500%, 05/31/29	MXN	3,100	285,541
8.500%, 11/18/38	MXN	3,420	309,151
8.000%, 06/11/20	MXN	1,195	109,426
Mexican Udibonos
15.830%, 12/19/13	MXN	295	121,917

			826,035

NIGERIA — 2.7%
International Bank for Reconstruction & Development
7.250%, 11/22/11	NGN	60,000	384,664

PERU — 1.5%
Peru Government Bond
6.900%, 08/12/37	PEN	190	61,061
6.850%, 02/12/42	PEN	170	52,793
Peruvian Government International Bond
8.200%, 08/12/26 (C)	PEN	260	97,587

			211,441

PHILIPPINES — 1.6%
Philippine Government International Bond
4.950%, 01/15/21	PHP	10,000	228,495

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS DEBT FUND
APRIL 30, 2011 (Unaudited)
GLOBAL BONDS — continued

	Face Amount
	(000)(1)		Value
POLAND — 4.4%
Poland Government Bond
5.750%, 09/23/22	PLN	1,149	$417,026
5.500%, 10/25/19	PLN	555	201,287

			618,313

RUSSIA — 3.4%
RusHydro Finance MTN
7.875%, 10/28/15	RUB	2,500	91,287
Russian Foreign Bond
7.850%, 03/10/18 (C)	RUB	10,000	387,972

			479,259

SOUTH AFRICA — 8.7%
South Africa Government Bond
10.500%, 12/21/26	ZAR	3,559	627,215
8.000%, 12/21/18	ZAR	1,385	207,216
7.250%, 01/15/20	ZAR	765	108,196
6.250%, 03/31/36	ZAR	2,570	290,624

			1,233,251

THAILAND — 4.3%
Thailand Government Bond
5.625%, 01/12/19	THB	5,225	198,045
4.875%, 06/22/29	THB	7,785	288,449
4.750%, 12/20/24	THB	3,500	127,422

			613,916

TURKEY — 3.2%
Turkey Government Bond
10.500%, 01/15/20	TRY	140	99,855
10.000%, 06/17/15	TRY	220	149,754
4.000%, 04/29/15	TRY	270	198,306

			447,915

UNITED KINGDOM — 2.7%
Standard Bank MTN
12.390%, 08/12/12 (E)	RSD	30,000	384,427

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS DEBT FUND
APRIL 30, 2011 (Unaudited)
GLOBAL BONDS — continued

	Face Amount
	(000)(1)/
	Number of
	Warrants/
	Shares	Value
VENEZUELA — 6.4%
Petroleos de Venezuela
5.250%, 04/12/17	80	$49,200
4.900%, 10/28/14	630	475,020
Venezuela Government International Bond
10.750%, 09/19/13	365	373,213

		897,433

TOTAL GLOBAL BONDS (Cost $11,627,426)		12,169,635

WARRANT — 1.6%

NIGERIA — 1.6%
Central Bank of Nigeria, Expires 11/15/20*	1,250	231,250

TOTAL WARRANT (Cost $242,500)		231,250

SHORT-TERM INVESTMENT — 6.6%
Union Bank N.A. Diversified Money Market Fund, Fiduciary Shares, 0.020% (G) (Cost $930,433)	930,433	930,433

TOTAL INVESTMENTS — 94.4% (Cost $12,800,359)		$13,331,318

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS DEBT FUND
APRIL 30, 2011 (Unaudited)
The following forward foreign currency contracts were outstanding as of April 30, 2011:

						Unrealized
Maturity	Currency to		Currency to		Contract	Appreciation
Date	Receive		Deliver		Value	(Depreciation)
5/3/2011	ZAR	2,364,945	USD	(124,657)	127,539	$2,882
5/9/2011	THB	28,706,537	USD	(938,143)	961,347	23,204
5/9/2011	USD	240,000	THB	(7,375,680)	247,002	(7,002)
5/16/2011	BRL	1,063,291	USD	(639,000)	675,392	36,392
5/16/2011	CLP	97,497,200	USD	(206,000)	212,058	6,058
5/16/2011	USD	98,000	BRL	(159,709)	101,446	(3,446)
5/16/2011	USD	90,000	CLP	(43,650,000)	94,939	(4,939)
5/25/2011	MYR	4,073,191	USD	(1,341,000)	1,378,252	37,252
5/31/2011	HUF	125,336,424	USD	(652,619)	700,380	47,761
5/31/2011	PLN	1,309,365	USD	(476,000)	492,377	16,377
5/31/2011	USD	205,212	HUF	(38,818,323)	216,917	(11,705)
5/31/2011	USD	362,666	PLN	(1,022,449)	384,484	(21,818)
6/8/2011	TWD	3,079,300	USD	(106,000)	107,405	1,405
6/9/2011	PHP	5,958,404	USD	(137,000)	139,005	2,005
6/9/2011	USD	175,000	PHP	(7,588,750)	177,040	(2,040)
6/13/2011	TRY	1,844,635	USD	(1,155,000)	1,204,013	49,013
6/13/2011	USD	187,000	TRY	(295,928)	193,155	(6,155)
6/14/2011	PLN	2,129,400	USD	(726,758)	799,712	72,954
6/16/2011	COP	838,470,000	USD	(446,000)	475,417	29,417
6/20/2011	IDR	7,021,467,700	USD	(796,000)	812,496	16,496
6/20/2011	USD	313,116	IDR	(2,758,485,072)	319,201	(6,085)
6/22/2011	SGD	257,714	USD	(206,000)	210,573	4,573
6/22/2011	UAH	4,104,045	USD	(495,000)	509,501	14,501
6/22/2011	USD	308,120	ZAR	(2,098,396)	317,219	(9,099)
6/22/2011	ZAR	1,164,618	USD	(387,000)	406,955	19,955
6/23/2011	MXN	9,654,618	USD	(802,000)	834,678	32,678
6/28/2011	INR	5,182,850	USD	(115,000)	115,727	727
6/30/2011	KRW	187,662,720	USD	(168,000)	175,467	7,467
6/30/2011	USD	49,000	KRW	(53,532,500)	50,054	(1,054)
7/1/2011	ILS	393,568	USD	(112,000)	116,020	4,020
7/8/2011	JPY	9,811,570	USD	(120,432)	121,026	594
7/8/2011	USD	115,000	JPY	(9,811,570)	121,026	(6,026)
7/11/2011	CZK	2,082,000	EUR	(85,425)	127,610	1,356
7/18/2011	EUR	81,375	USD	(117,139)	120,241	3,102
7/18/2011	USD	566,280	EUR	(391,659)	578,724	(12,444)
7/26/2011	RUB	19,815,350	USD	(705,000)	717,850	12,850
9/12/2011	PEN	764,382	USD	(276,000)	267,431	(8,569)
9/21/2011	UYU	8,811,000	USD	(445,000)	469,920	24,920
12/23/2011	CNY	3,907,200	USD	(600,000)	613,051	13,051

						$380,628

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS DEBT FUND
APRIL 30, 2011 (Unaudited)
A summary of the counterparties for the outstanding forward foreign currency contracts held by the Fund as of April 30, 2011, is as follows:

	Currency to	Currency to	Unrealized
Counterparty	Receive	Deliver	Appreciation

Brown Brothers Harriman	$3,714,051	$(3,574,092)	$139,959
HSBC	469,920	(445,000)	24,920
UBS	5,780,010	(5,564,261)	215,749

			$380,628

Currency Legend

ARS	Argentine Peso

BRL	Brazilian Real

CLP	Chilean Peso

CNY	China Yuan Renminbi

COP	Colombian Peso

CZK	Czech Koruna

DEM	Deutsche Mark

DOP	Dominican Peso

EGP	Egyptian Pound

EUR	Euro Dollar

GHS	Ghanaian Cedi

HUF	Hungary Forint

IDR	Indonesia Rupiah

ILS	Israeli New Sheqel

INR	Indian Rupee

JPY	Japanese Yen

KRW	Republic of Korea Won

MXN	Mexican Peso

MYR	Malaysian Ringgit

NGN	Nigerian Naira

PEN	Peru Inti

PHP	Philippine Peso

PLN	Polish Zloty

RSD	Serbian Dinar

RUB	Russian Federation Ruble

SGD	Singapore Dollar

THB	Thailand Baht

TRY	New Turkish Lira

TWD	Taiwan Dollar

UAH	Ukraine Hryvna

USD	U.S. Dollar

UYU	Uruguayan Peso

ZAR	South African Rand
Percentages are based on Net Assets of $14,118,110.

(1)	In U.S. dollars unless otherwise indicated.

*	Non income producing security.

(A)	Floating Rate Security — Rate shown is the rate in effect as of April 30, 2011.

(B)	Variable Rate Security — Rate shown is the rate in effect as of April 30, 2011.

(C)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On April 30, 2011, the value of these securities amounted to $1,266,626, representing 9.0% of the net assets of the Fund.

(D)	Step Bond — Rate shown is the rate in effect as of April 30, 2011.

(E)	Zero Coupon Bond. The rate reported is the effective yield as of April 30, 2011.

(F)	Security in default on interest payments. Rate shown represents the last coupon rate prior to default.

(G)	The rate reported is the 7 day effective yield as of April 30, 2011.

MTN	— Medium Term Note
Amounts designated as “—” are either $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS DEBT FUND
APRIL 30, 2011 (Unaudited)
The summary of inputs used to value the Fund’s investments at fair value as of April 30, 2011 was as follows:

Investments
in Securities	Level 1	Level 2	Level 3	Total
Global Bonds	$—	$12,169,635	$—	$12,169,635
Warrant	—	231,250	—	231,250
Short-Term Investment	930,433	—	—	930,433

Total Investments in Securities	$930,433	$12,400,885	$—	$13,331,318

Other Financial
Instruments	Level 1	Level 2	Level 3	Total
Forward Contracts-Appreciation*	$—	$481,010	$—	$481,010
Forward Contracts-Depreciation*	—	(100,382)	—	(100,382)

Total Other Financial Instruments	$—	$380,628	$—	$380,628

*	Forward Contracts are valued at the net unrealized appreciation (depreciation) on the instrument.
For the period ended April 30, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.
For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN FUNDS
APRIL 30, 2011 (Unaudited)
STATEMENTS OF ASSETS AND LIABILITIES

	Emerging	Emerging
	Markets	Markets
	Portfolio	Debt Fund
Assets
Investments, at Value (Cost $804,602,274 and $12,800,359)	$1,064,186,327	$13,331,318
Foreign Currency, at Value (Cost $7,227,496 and $0)	7,346,164	—
Receivable for Investment Securities Sold	2,956,537	199,546
Receivable for Capital Shares Sold	2,311,544	406,530
Dividend and Interest Receivable	4,110,974	227,661
Unrealized Gain on Forward Currency Contracts	—	481,010
Deferred Offering Costs	—	38,940
Receivable due from Investment Adviser	—	4,916
Prepaid Expenses	19,439	1,359
Reclaim Receivable	460	12

Total Assets	1,080,931,445	14,691,292

Liabilities
Payable for Investment Securities Purchased	6,267,520	384,578
Payable for Capital Shares Redeemed	1,599,341	—
Payable to Investment Adviser	865,280	—
Payable due to Administrator	71,164	845
Chief Compliance Officer Fees Payable	4,163	62
Payable due to Trustees	3,750	50
Payable for Deferred Offering Costs	—	26,589
Payable for Foreign Currency	—	28,705
Unrealized Loss on Forward Currency Contracts	—	100,382
Accrued Foreign Capital Gains Tax on Appreciated Securities	2,100,064	14,617
Accrued Expenses	289,008	17,354

Total Liabilities	11,200,290	573,182

Net Assets	$1,069,731,155	$14,118,110

Net Assets Consist of:
Paid-in Capital	$835,103,882	$12,872,876
Undistributed Net Investment Income	1,831,858	183,427
Accumulated Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(24,845,932)	159,822
Net Unrealized Appreciation on Investments	259,584,053	530,959
Net Unrealized Appreciation on Foreign Currencies and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	157,358	385,643
Accumulated Foreign Capital Gains Tax on Appreciated Securities	(2,100,064)	(14,617)

Net Assets	$1,069,731,155	$14,118,110

Institutional Class Shares:
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	49,920,907	1,268,527
Net Asset Value Price Per Share	$21.43	$11.13

Amounts designated as “—” are either $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN FUNDS FOR
THE SIX MONTHS ENDED
APRIL 30, 2011 (Unaudited)
STATEMENTS OF OPERATIONS

	Emerging	Emerging
	Markets	Markets
	Portfolio	Debt Fund*
Investment Income:
Dividends	$10,535,589	$—
Interest	25,155	221,075
Less: Foreign Taxes Withheld	(949,889)	—

Total Income	9,610,855	221,075

Expenses:
Investment Advisory Fees	4,776,898	25,791
Administration Fees	412,569	3,357
Trustees’ Fees	7,792	87
Chief Compliance Officer Fees	5,646	62
Shareholder Servicing Fees	314,064	3,705
Custodian Fees	304,260	9,318
Transfer Agent Fees	134,189	10,252
Filing and Registration Fees	27,941	902
Printing Fees	31,080	296
Legal Fees	21,229	212
Audit Fees	9,479	7,810
Offering Costs	—	22,060
Other Expenses	43,524	2,395

Total Expenses	6,088,671	86,247

Less:
Waiver of Investment Advisory Fees	—	(25,791)
Reimbursement from Investment Adviser	—	(22,806)
Fees Paid Indirectly — (See Note 4)	(2,171)	(2)

Net Expenses	6,086,500	37,648

Net Investment Income	3,524,355	183,427

Net Realized Gain on:
Investments	37,693,210	95,405
Foreign Currency Transactions	3,301	64,417

Net Realized Gain on Investments and Foreign Currency Transactions	37,696,511	159,822

Net Change in Unrealized Appreciation on:
Investments	60,658,127	530,959
Foreign Capital Gains Tax on Appreciated Securities	1,984,531	(14,617)
Foreign Currency Transactions	77,719	385,643

Net Change in Unrealized Appreciation on Investments and Foreign Currency Transactions	62,720,377	901,985

Net Realized and Unrealized Gain on Investments and Foreign Currency Transactions	100,416,888	1,061,807

Net Increase in Net Assets Resulting from Operations	$103,941,243	$1,245,234

*	Commenced operations on December 17, 2010.
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

	Six Months
	Ended	Year Ended
	April 30, 2011	October 31,
	(Unaudited)	2010
Operations:
Net Investment Income	$3,524,355	$8,897,365
Net Realized Gain on Investments and Foreign Currency Transactions	37,696,511	43,623,248
Net Change in Unrealized Appreciation on Investments, Foreign Capital Gains Tax on Appreciated Securities, and Foreign Currency Transactions	62,720,377	112,939,045

Net Increase in Net Assets Resulting from Operations	103,941,243	165,459,658

Dividends:
Net Investment Income	(8,537,003)	(4,779,383)

Total Dividends	(8,537,003)	(4,779,383)

Capital Share Transactions:
Issued	258,674,260	357,256,103
Reinvestment of Distributions	4,763,275	3,322,676
Redemption Fees — (See Note 2)	132,906	72,182
Redeemed	(151,221,705)	(212,885,145)

Net Increase in Net Assets from Capital Share Transactions	112,348,736	147,765,816

Total Increase in Net Assets	207,752,976	308,446,091

Net Assets:
Beginning of Period	861,978,179	553,532,088

End of Period (including Undistributed Net Investment Income of $1,831,858 and $6,844,506, respectively)	$1,069,731,155	$861,978,179

Share Transactions:
Issued	12,898,250	20,312,829
Reinvestment of Distributions	236,979	201,007
Redeemed	(7,538,275)	(12,710,955)

Net Increase in Shares Outstanding from Share Transactions	5,596,954	7,802,881

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS DEBT FUND
STATEMENT OF CHANGES IN NET ASSETS

Period
Ended
April 30, 2011
(Unaudited)*
Operations:
Net Investment Income	$183,427
Net Realized Gain on Investments and Foreign Currency Transactions	159,822
Net Change in Unrealized Appreciation on Investments, Foreign Capital
Gains Tax on Appreciated Securities, and Foreign Currency Transactions	901,985

Net Increase in Net Assets Resulting from Operations	1,245,234

Capital Share Transactions:
Issued	12,877,776
Redeemed	(4,900)

Net Increase in Net Assets from Capital Share Transactions	12,872,876

Total Increase in Net Assets	14,118,110

Net Assets:
Beginning of Period	—

End of Period (including Undistributed Net Investment Income of $183,427)	$14,118,110

Share Transactions:
Issued	1,269,003
Redeemed	(476)

Net Increase in Shares Outstanding from Share Transactions	1,268,527

*	Commenced operations on December 17, 2010.
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected Per Share Data & Ratios
For a Share Outstanding Throughout Each Period

	Six Months
	Ended
	April 30,
	2011		Years Ended October 31,
	(Unaudited)		2010	2009	2008	2007	2006
Net Asset Value,
Beginning of Period	$19.45		$15.16	$13.07	$44.11	$31.28	$24.35

Income from Operations:
Net Investment Income(1)	0.07		0.24	0.22	0.53	0.53	0.53
Net Realized and Unrealized Gain (Loss)	2.09		4.18	5.40	(22.44)	18.34	9.04

Total from Operations	2.16		4.42	5.62	(21.91)	18.87	9.57

Redemption Fees(2)	0.00		0.00	0.00	0.00	0.00	0.00

Dividends and Distributions from:
Net Investment Income	(0.18)		(0.13)	(0.54)	(0.48)	(0.51)	(0.37)
Net Realized Gains	—		—	(2.99)	(8.65)	(5.53)	(2.27)

Total Dividends and Distributions	(0.18)		(0.13)	(3.53)	(9.13)	(6.04)	(2.64)

Net Asset Value, End of Period	$21.43		$19.45	$15.16	$13.07	$44.11	$31.28

Total Return†	11.18%		29.34%	58.69%	(61.74)%	72.00%	42.04%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$1,069,731		$861,978	$553,532	$390,413	$1,250,127	$837,481
Ratio of Expenses to Average Net Assets(3)	1.27	%*	1.36%	1.49%	1.38%	1.39%	1.39%
Ratio of Net Investment Income to Average Net Assets	0.74	%*	1.41%	1.83%	1.87%	1.64%	1.86%
Portfolio Turnover Rate	28	%**	74%	115%	102%	59%	40%

†	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

(1)	Per share amounts for the period are based on average outstanding shares.

(2)	Amount was less than $0.01 per share.

(3)	The Ratio of Expenses to Average Net Assets for the six months ended April 30, 2011 and the years ended October 31, 2010, October 31, 2009, October 31, 2008, October 31, 2007, and October 31, 2006, excludes the effect of fees paid indirectly. If these expense offsets were included, the ratios would have been 1.27%, 1.36%, 1.48%, 1.38%, 1.38%, and 1.38%, respectively.

*	Annualized

**	Not Annualized
Amounts designated as “—” are either $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS DEBT FUND
FINANCIAL HIGHLIGHTS
Selected Per Share Data & Ratios
For a Share Outstanding Throughout Each Period

	Period
	Ended
	April 30,
	2011*
	(Unaudited)
Net Asset Value,
Beginning of Period	$10.00

Income from Operations:
Net Investment Income**	0.18
Net Realized and Unrealized Gain (Loss)	0.95

Total from Operations	1.13

Net Asset Value, End of Period	$11.13

Total Return †	11.30%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$14,118
Ratio of Expenses to Average Net Assets(1)	0.95	%***
Ratio of Expenses to Average Net Assets (excluding waivers)(1)	2.17	%***

Ratio of Net Investment Income to Average Net Assets	4.61	%***

Portfolio Turnover Rate(2)	69%

†	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	The Ratio of Expenses to Average Net Assets for the period ended April 30, 2011 excludes the effect of fees paid indirectly. If these expense offsets were included, the ratio would have been 0.95% with waivers and 2.20% without waivers.

(2)	Not annualized.

*	Commenced operations on December 17, 2010.

**	Per share amounts for the period are based on average outstanding shares.

***	Annualized.
Amounts designated as “—” are either $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN FUNDS
APRIL 30, 2011
NOTES TO FINANCIAL STATEMENTS (Unaudited)
1. Organization:
The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with 39 funds. The financial statements herein are those of the Acadian Emerging Markets Portfolio, a non-diversified portfolio and the Acadian Emerging Markets Debt Fund, a non-diversified fund (the “Funds”). The Acadian Emerging Markets Debt Fund commenced operations on December 17, 2010. The investment objective of the Acadian Emerging Markets Portfolio is to seek long-term capital appreciation by investing primarily in common stocks of emerging country issuers. The investment objective of the Acadian Emerging Markets Debt Fund is to generate a high total return through a combination of capital appreciation and income by investing primarily in debt securities of emerging country issuers. The financial statements of the remaining funds are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.
2. Significant Accounting Policies:
The following is a summary of the significant accounting policies followed by the Funds.
Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reported period. Actual results could differ from those estimates.
Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN FUNDS
APRIL 30, 2011
employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.
Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Funds’ Board of Trustees (the “Board”). The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.
For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Funds calculate their net asset value. The closing prices of such securities may no longer reflect their market value at the time the Funds calculate net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Funds calculate net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser of the Funds become aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate net asset value, it may request that a Committee meeting be called. In addition, the Funds’ Administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Funds calculate net asset value. If price movements in

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN FUNDS
APRIL 30, 2011
a monitored index or security exceed levels established by the Administrator, the Administrator notifies the Adviser for the Funds that such limits have been exceeded. In such event, the Adviser makes the determination whether a Committee meeting should be called based on the information provided.

As of April 30, 2011, the total market value of securities in the Acadian Emerging Markets Portfolio valued in accordance with fair value procedures, was $3 or 0.0% of net assets. There were no securities in the Acadian Emerging Markets Debt Fund valued in accordance with fair value procedures.
The Funds use Interactive Data Pricing and Reference Data, Inc. (“Interactive Data”) as a third party fair valuation vendor. Interactive Data provides a fair value for foreign securities in the Funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by Interactive Data in the event that there is a movement in the U.S. markets that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Funds value their non-U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by Interactive Data. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by Interactive Data are not reliable, the Adviser contacts the Funds’ Administrator and may request that a meeting of the Committee be held.
If a local market in which the Funds own securities is closed for one or more days, the Funds shall value all securities held in that corresponding currency based on the fair value prices provided by Interactive Data using the predetermined confidence interval discussed above.
In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN FUNDS
APRIL 30, 2011
•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment seeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).
Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the six months ended April 30, 2011, there have been no significant changes to the Funds’ fair value methodologies.

Federal Income Taxes — It is each Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended April 30, 2011, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties,

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN FUNDS
APRIL 30, 2011
if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income is recognized on an accrual basis from settlement date.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in foreign exchange rates from fluctuations arising from changes in the market prices of securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

Forward Foreign Currency Exchange Contracts — The Funds may enter into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Funds as unrealized gain or loss. The Funds recognize realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts at the date of default.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN FUNDS
APRIL 30, 2011
Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses that cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.
Organization and Offering Costs — Organization costs of the Acadian Emerging Markets Debt Fund, which commenced operations on December 17, 2010, have been expensed as incurred. Offering costs, including costs of printing initial prospectuses and registration fees, are being amortized to expense over twelve months. As of April 30, 2011, the Fund had $38,940 remaining to be amortized.
Dividends and Distributions to Shareholders — The Funds distribute substantially all of their net investment income, if any, annually. Any net realized capital gains will be distributed at least annually. All distributions are recorded on ex-dividend date.
Redemption Fees — The Funds retain a redemption fee of 2.00% on redemptions of capital shares held for less than 90 days. For the six months ended April 30, 2011 and the year ended October 31, 2010, there were $132,906 and $72,182, respectively, in redemption fees retained by the Acadian Emerging Markets Portfolio. There were no redemption fees retained by the Acadian Emerging Markets Debt Fund during the period ended April 30, 2011.
3. Transactions with Affiliates:
Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust for serving as officers of the Trust.
A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.
4. Administrative Services, Distribution Agreements, Shareholder Servicing, and Custodian Agreement:
The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $125,000 for one portfolio, $250,000 for two portfolios, $350,000 for three portfolios, plus $75,000 per additional portfolio, plus $20,000 per additional class or 0.12% of the first $250 million, 0.10% of the next $250 million,

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN FUNDS
APRIL 30, 2011
0.08% of the next $250 million and 0.04% of any amount above $750 million of the Funds’ average daily net assets.
The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.
Certain brokers, dealers, banks, trust companies and other financial representatives received compensation from the Funds for providing a variety of services, including record keeping and transaction processing. Such fees were based on the assets of the Fund that were serviced by the financial representative. Such fees are paid by the Fund to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Funds’ transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this amount are paid by Acadian Asset Management Inc. (the “Adviser”), an affiliate of Old Mutual (US) Holdings, Inc. These fees are disclosed on the Statement of Operations as Shareholder Servicing Fees.
DST Systems, Inc. (the “Transfer Agent”) serves as the transfer agent and dividend disbursing agent for the Portfolio under a transfer agency agreement.
For the six month period ended April 30, 2011, the Acadian Emerging Markets Portfolio and the Acadian Emerging Markets Debt Fund earned cash management credits of $2,171 and $2 which were used to offset transfer agent expenses. These amounts are labeled as “Fees Paid Indirectly” on the Statement of Operations.
Union Bank N.A. acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.
5. Investment Advisory Agreement:
Under the terms of the investment advisory agreement for the Funds the Adviser provides investment advisory services to the Funds at a fee calculated at an annual rate of the average daily net assets for each fund, as follows:

Emerging Markets Portfolio	1.00%
Emerging Markets Debt Fund	0.65%
The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Acadian Emerging Markets Portfolio’s total annual operating expenses from exceeding 2.50% of the Portfolio’s average daily net assets. The Adviser has contractually agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Acadian Emerging Markets Debt

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN FUNDS
APRIL 30, 2011
Fund’s total annual operating expenses from exceeding 0.95% of the Fund’s average daily net assets.
6. Investment Transactions:
For the six month period ended April 30, 2011, the Acadian Emerging Markets Portfolio made purchases of $383,961,253 and sales of $262,338,470 of investment securities other than long-term U.S. Government and short-term securities. For the period from December 17, 2010 through April 30, 2011, the Acadian Emerging Markets Debt Fund made purchases of $17,701,631 and sales of $6,509,169 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities for either Fund.
7. Line of Credit:
The Acadian Emerging Markets Portfolio and the Acadian Emerging Markets Debt Fund entered into an agreement which enable the Funds to participate in a $25 million unsecured committed revolving line of credit with Union Bank N.A. Prior to March 15, 2011, the Acadian Emerging Markets Portfolio participated in a $10 million unsecured committed revolving line of credit with Union Bank N.A. The proceeds from the borrowings shall be used to finance the Funds’ short term general working capital requirements, including the funding of shareholder redemptions. Interest is charged to the Funds based on its borrowings at the current reference rate. For the six months ended April 30, 2011, the Acadian Emerging Markets Portfolio had average borrowings of $279,623 over a period of 3 days at a weighted average interest rate of 3.25%. As of April 30, 2011 the Funds had no borrowings outstanding.
8. Federal Tax Information:
The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles.
Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in capital. These differences are due to foreign currency gains and losses and sale of passive foreign investment companies (PFIC), and foreign tax withholding reclassifications. Permanent book and tax differences resulted in a reclassification of $(1,350,541) from undistributed net investment income and $1,350,541 to accumulated net realized gain for the Acadian Emerging Markets Portfolio. These reclassifications had no impact on the net assets or net asset value of the Acadian Emerging Markets Portfolio.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN FUNDS
APRIL 30, 2011
The tax character of dividends and distributions paid during the last two fiscal years by the Acadian Emerging Markets Portfolio were as follows:

	Ordinary	Long-Term
	Income	Capital Gain	Total
2010	$4,779,383	$—	$4,779,383
2009	$16,085,631	$72,860,792	$88,946,423
As of October 31, 2010, the components of the Acadian Emerging Markets Portfolio’s Distributable Earnings on a tax basis were as follows:

Undistributed Ordinary Income	$8,148,194
Capital Loss Carryforwards	(60,877,177)
Net Unrealized Appreciation	191,952,016

Total Distributable Earnings	$139,223,033

For Federal income tax purposes, capital loss carryforwards represent realized losses that may be carried forward for a maximum period of eight years and applied against future capital gains. As of October 31, 2010, the Acadian Emerging Markets Portfolio had 60,877,177 of capital loss carryforwards, which expire on October 31, 2017. During the year ended October 31, 2010, the Acadian Emerging Markets Portfolio had utilized capital loss carryforwards in the amount of $41,363,256 to offset capital gains.
Under the recently enacted Regulated Investment Company Modernization Act of 2010, Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.
The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Acadian Emerging Markets Portfolio and the Acadian Emerging Markets Debt Fund as of April 30, 2011, were as follows:

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN FUNDS
APRIL 30, 2011

		Aggregated	Aggregated
	Federal	Gross	Gross	Net
	Tax	Unrealized	Unrealized	Unrealized
	Cost	Appreciation	Depreciation	Appreciation
Acadian Emerging Markets Portfolio	$804,602,274	$274,447,492	$(14,863,439)	$259,584,053
Acadian Emerging Markets Debt Fund	12,800,359	607,377	(76,418)	530,959
9. Concentration of Risk:
When the Funds invest in foreign securities, they will be subject to risks not typically associated with domestic securities. Although ADRs and GDRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies, they are also subject to many of the risks associated with investing directly in foreign securities. Foreign investments, especially investments in emerging markets, can be riskier and more volatile than investments in the United States. Adverse political and economic developments or changes in the value of foreign currency can make it more difficult for the Funds to sell their securities and could reduce the value of your shares. Differences in tax and accounting standards and difficulties in obtaining information about foreign companies can negatively affect investment decisions. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed.
Certain securities held by the Acadian Emerging Markets Debt Fund are valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers are estimates that may differ from the value that would be realized if the securities were sold. As of April 30, 2011, the total value of these securities represented approximately 5% of the net assets of the Acadian Emerging Markets Debt Fund.
The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains realized and unrealized or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains earned/recognized.
As of April 30, 2011, the net assets of the Acadian Emerging Markets Portfolio and the Acadian Emerging Markets Debt Fund were substantially comprised of foreign denominated securities and/or currency. Changes in currency exchange rates will affect the value of and investment income from such securities and currency.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN FUNDS
APRIL 30, 2011
10. Other:
As of April 30, 2011, 85% of the Acadian Emerging Markets Portfolio’s total shares outstanding were held by three record shareholders and 90% of the Acadian Emerging Markets Debt Fund’s total shares outstanding were held by two record shareholders. These shareholders were comprised of omnibus accounts that were held on behalf of various shareholders.
In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.
11. Loans of Portfolio Securities:
The Funds may lend portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments. It’s the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent the market value of the securities loans were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.
As of and during the six months ended April 30, 2011, there were no securities on loan.
12. Subsequent Events:
The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN FUNDS
APRIL 30, 2011
DISCLOSURE OF FUND EXPENSES (Unaudited)
All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio. The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The table below illustrates your Fund’s costs in two ways:
Actual Fund Return. This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.
You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown under “Expenses Paid During Period.”
Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.
NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment.

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	11/01/10	04/30/11	Ratios	Period*

Acadian Emerging Markets Portfolio
Actual Portfolio Return	$1,000.00	$1,111.80	1.27%	$6.65
Hypothetical 5% Return	1,000.00	1,018.50	1.27	6.36

*	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN FUNDS
APRIL 30, 2011

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	12/17/10	04/30/11	Ratios	Period

Acadian Emerging Markets Debt Fund
Actual Fund Return	$1,000.00	$1,113.00	0.95%	$3.71 *
Hypothetical 5% Return	1,000.00	1,020.08	0.95	4.76 **

The Acadian Emerging Markets Debt Fund commenced operations on December 17, 2010.

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 135/365 (to reflect the period since inception).

**	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN FUNDS
APRIL 30, 2011
APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)
Board Considerations in Approving the Advisory Agreement for the Acadian Emerging Markets Debt Fund
Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at its August 10-11, 2010 meeting, the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund (the “Trust”) considered the approval of the advisory agreement (the “Advisory Agreement”) for an initial two-year term. The Advisory Agreement, after the initial two-year term, must be approved: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. Each year after the initial two-year term, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser.
Prior to the meeting, the Board, including the Independent Trustees advised by their independent legal counsel, reviewed written materials from the Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided by the Adviser; (ii) the investment performance of the Adviser and (iii) the costs of the services to be provided, as discussed in further detail below.
At the meeting, a representative from the Adviser, along with other service providers of the Fund, presented additional oral and written information to help the Board evaluate the Adviser’s fees and other aspects of the Advisory Agreement. Among other things, the representative provided an overview of the Adviser, including its history, assets under management, emerging market debt investment personnel, best execution and risk management procedures. The representative also discussed the proposed business plan to grow assets for the Fund. The representative then provided an overview of the Fund, including the Adviser’s investment philosophy and process for the Fund. The representative also discussed the Adviser’s portfolio construction process, the proposed use of derivatives by the Fund and currency management techniques. The Trustees then discussed the written materials that the Board received before the meeting, the Adviser’s oral presentation and any other information that the Board received at the meeting, and deliberated on the approval of the Advisory Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN FUNDS
APRIL 30, 2011
Nature, Extent and Quality of Services Provided by the Adviser
In considering the nature, extent and quality of the services to be provided by the Adviser, the Board reviewed the portfolio management services to be provided by the Adviser to the Fund. Among other things, the Board considered the quality of the Adviser’s portfolio management personnel. The Adviser’s registration form (“Form ADV”) was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Fund.
The Trustees also considered other services to be provided to the Fund by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Fund by the Adviser.
Investment Performance of the Adviser
The Board then reviewed the performance of the Adviser’s Emerging Market Local Debt Composite (the “Composite”), which has investment objectives, policies, strategies and risks that are substantially similar to those of the Fund. The Board, using written materials provided prior to and at the meeting, considered the performance of the Composite as compared to its benchmark index for various trailing periods. The Adviser’s representative noted that since inception, the Composite had outperformed its benchmark index.
Cost of Services Provided and Economies of Scale
In concluding that the advisory fees payable by the Fund to the Adviser were reasonable, the Trustees reviewed a report of the proposed fees to be paid by the Fund to the Adviser as well as the expected costs of services to be provided by and the expected profits to be realized by the Adviser from its relationship with the Fund, and concluded that such profits were not excessive. The Trustees also reviewed reports comparing the expense ratio and advisory fees to be paid by the Fund to those paid by other comparable mutual funds and noted that the Fund’s expected total fees and expenses, after waivers, were within the range of the average fees and expenses incurred by other peer funds. The Board concluded that the advisory fees were the result of arm’s length negotiations and appeared reasonable in light of the

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN FUNDS
APRIL 30, 2011
services to be rendered. The Board also considered the Adviser’s commitment to managing the Fund and its willingness to enter into an expense limitation and fee waiver arrangement. Because it was not possible to determine the profitability that the Adviser might achieve with respect to the Fund, the Trustees did not make any conclusions regarding the Adviser’s profitability. For the same reason, the Board did not make any conclusions regarding the extent to which economies of scale would be realized by the Adviser as the assets of the Fund grow. In this regard, during future considerations of the Advisory Agreement, the Board will consider whether any economies of scale are being realized by the Adviser and, if so, an appropriate mechanism for sharing the benefits of such economies of scale.
Based on the Board’s deliberations and its evaluation of the information described above, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of the Advisory Agreement are fair and reasonable; (b) concluded that the Adviser’s fees are reasonable in light of the services that the Adviser will provide to the Fund; and (c) agreed to approve the Advisory Agreement for an initial term of two years.

NOTES

NOTES

NOTES

Acadian Funds
P.O. Box 219009
Kansas City, MO 64121
1-866-AAM-6161
Adviser:
Acadian Asset Management LLC
One Post Office Square
Boston, MA 02109
Distributor:
SEI Investments Distribution Co.
Oaks, PA 19456
Administrator:
SEI Investments Global Funds Services
Oaks, PA 19456
Legal Counsel:
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Ave., N.W.
Washington, DC 20004
This information must be preceded or accompanied by a current prospectus for the Funds described.
ACA-SA-002-0300

Item 2. Code of Ethics.
Not applicable for semi-annual report.
Item 3. Audit Committee Financial Expert.
Not applicable for semi-annual report.
Item 4. Principal Accountant Fees and Services.
Not applicable for semi-annual report.
Item 5. Audit Committee of Listed Registrants.
Not applicable to open-end management investment companies.
Item 6. Schedule of Investments
Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to open-end management investment companies.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.
Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.
Not applicable to open-end management investment companies.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.
Item 11. Controls and Procedures.
(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Items 12. Exhibits.
(a)(1) Not applicable for semi-annual report.
(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.
(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)*	/S/ Philip T. Masterson Philip T. Masterson, President
Date: 07/08/11
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ Philip T. Masterson Philip T. Masterson, President

Date: 07/08/11

By (Signature and Title)*	/s/ Michael Lawson Michael Lawson, Treasurer, Controller & CFO
Date: 07/08/11

*	Print the name and title of each signing officer under his or her signature.